Annual Operating Expenses - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - Select Telecommunications Portfolio	Apr. 29, 2025
Fidelity Advisor Telecommunications Fund - Class A
Operating Expenses:
Management fee	0.72%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual operating expenses	1.05%
Fidelity Advisor Telecommunications Fund - Class C
Operating Expenses:
Management fee	0.72%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.08%
Total annual operating expenses	1.80%
Fidelity Advisor Telecommunications Fund - Class M
Operating Expenses:
Management fee	0.72%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.08%
Total annual operating expenses	1.30%
Fidelity Advisor Telecommunications Fund - Class I
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.75%
Fidelity Advisor Telecommunications Fund - Class Z
Operating Expenses:
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.64%